Stock-Based Compensation - Summary of Fair Value of Stock-Based Awards (Details) - 2019 Equity Incentive Plan [Member] - Share-Based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation By Share Based Award Stock Options Valuation Assumptions [Line Items]
Fair value per share of common stock		$ 1.58
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Share Based Compensation By Share Based Award Stock Options Valuation Assumptions [Line Items]
Fair value per share of common stock	$ 1.58
Expected term (years)	5 years 3 months 10 days	5 years 6 months 7 days
Expected volatility	43.00%	43.00%
Risk-free interest rate	1.63%	0.92%
Maximum [Member]
Share Based Compensation By Share Based Award Stock Options Valuation Assumptions [Line Items]
Fair value per share of common stock	$ 3.2
Expected term (years)	10 years	10 years
Expected volatility	69.00%	45.00%
Risk-free interest rate	4.20%	1.56%